Income taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards					$ 95.0
Tax credit carryforward, amount					52.0
Valuation allowance	$ 22.0		$ 22.0		$ 56.0	$ 54.0
Effective income tax rate reconciliation, percent	26.90%	8.00%	24.30%	15.80%	19.30%	20.60%	22.40%
Decrease in effective income tax rate, percent					1.30%
Unrecognized tax benefits that would impact effective tax rate					$ 142.0
Unrecognized tax benefits, interest and penalties expected to be liable for					40.0	$ 138.0
Unrecognized tax benefits, income tax penalties and interest expense (benefit)					(7.5)	3.9	$ 1.1
Unrecognized tax benefits, tax penalties and interest accrued					4.5	$ 12.1
Undistributed earnings of foreign subsidiaries					1,830.0
Undistributed earnings of foreign subsidiaries, no longer permanently reinvested					1,296.0
Undistributed earnings of foreign subsidiaries with no deferred taxes					$ 534.0